Income Taxes - Summary of Compenents of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (13,098)	$ (12,167)
MARIADB CORPORATION AB [Member]
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			$ (48,570)	$ (25,358)
MARIADB CORPORATION AB [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			(11,785)	(17,340)
MARIADB CORPORATION AB [Member] | Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			$ (36,785)	$ (8,018)